RISK AND UNCERTAINTIES (Details) (USD $)	1 Months Ended		6 Months Ended																		1 Months Ended
	Jul. 31, 2014	Feb. 28, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Over-Allotment Option [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2014 Series A convertible preferred stock [Member]	Dec. 31, 2013 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Jun. 30, 2014 Series A-1 convertible preferred stock [Member]	Dec. 31, 2013 Series A-1 convertible preferred stock [Member]	Dec. 31, 2012 Series A-1 convertible preferred stock [Member]	Sep. 30, 2012 Series A-1 convertible preferred stock [Member]	Jun. 30, 2014 Series A-2 convertible preferred stock [Member]	Dec. 31, 2013 Series A-2 convertible preferred stock [Member]	Sep. 30, 2013 Series A-2 convertible preferred stock [Member]	Dec. 31, 2012 Series A-2 convertible preferred stock [Member]	Apr. 30, 2014 Series B convertible preferred stock [Member]	Jun. 30, 2014 Series B convertible preferred stock [Member]	Dec. 31, 2013 Series B convertible preferred stock [Member]
Convertible preferred stock			$ 9,793,562		$ 8,195,702	$ 5,654,727				$ 3,046,537	$ 3,046,537	$ 3,046,537	$ 2,608,190	$ 2,608,190	$ 2,608,190		$ 2,540,975	$ 2,540,975				$ 1,597,860
Working capital			(789,834)		(773,794)
Accumulated deficiency			(11,908,142)		(9,511,237)	(5,646,648)
Proceeds from issuance of convertible promisory note		750,000	750,000
Maturity date		Jul. 31, 2015
Number of shares callable from warrants		694,444								41,659	41,659
Exercise price of warrants		$ 0.27								$ 1.16	$ 1.16
Term of warrants		10 years
Preferred stock, shares issued										2,766,926	2,766,926	2,766,926	2,047,207	2,047,207	2,047,207	2,047,207	1,833,798	1,833,798	1,833,798		948,823	948,823	0
Equity issuance, price per share																$ 1.30			$ 1.45		$ 2.125
Proceeds from issuance of preferred stock																					1,742,220
Stock issuance costs																					274,027
Potential proceeds from private placement							10,000,000	10,000,000	25,000,000
Proceeds from reverse merger	$ 21,500,000